Related Party Transactions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total due to related parties	$ 724,885	$ 1,347,981
Zhentao Jiang [Member]
Related Party Transaction [Line Items]
Total due to related parties	607,349	1,307,264
Wenjie Tang [Member]
Related Party Transaction [Line Items]
Total due to related parties		11,318
Guofu Zhang [Member]
Related Party Transaction [Line Items]
Total due to related parties	117,155	29,399
Other [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 381